SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
	Year ended December 31,
	2014		2013		2012
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	2,875,003	$12.02	2,709,910	$11.03	3,164,090	$5.90
Granted	572,533	$11.93	749,255	$11.74	1,301,455	$8.11
Forfeited	(562,787)	$17.02	(254,290)	$11.64	(158,718)	$12.15
Exercised	(353,368)	$4.18	(329,872)	$2.83	(1,596,917)	$3.72

Outstanding at end of year	2,531,381	$11.99	2,875,003	$12.02	2,709,910	$11.03

Exercisable at end of year	1,440,143	$11.75	1,364,620	$10.38	819,869	$6.62

Vested and Expected to Vest	1,950,116	$11.97	2,117,348	$11.65	1,686,435	$9.86

Schedule of Stock Options Outstanding
Exercise price	Shares upon exercise of options outstanding as of December 31, 2014	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2014
		Years
$ 23.31-27.58	214,819	6.43	143,636
$ 16.20-17.07	335,241	6.84	209,283
$ 10.16-15.43	1,287,222	8.29	513,493
$ 5.25-9.25	214,958	5.59	214,958
$ 0.03-4.95	479,141	5.90	358,773

	2,531,381		1,440,143

Summary of Restricted Stock Unit Activity
	Number of Shares Underlying Outstanding Restricted Stock Units	Weighted- Average Grant Date Fair Value

Outstanding as of January 1, 2014	14,208	$13.57
Granted	561,873	$12.96
Vested	(89,437)	$14.68
Forfeited	(41,380)	$15.13

Unvested as of December 31, 2014	445,264	$12.43